Note 7 - Operating Activities - Summary of General and Administrative Expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Employee salary and benefit expenses, excluding share-based compensation	$ 2,534	$ 2,332	$ 3,030
Share-based compensation expenses	140	256	102
Professional and other fees	3,812	4,729	6,947
Depreciation	301	302	275
Total general and administrative expenses	$ 6,787	$ 7,619	$ 10,354